Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 100,000	$ 100,000
Total assets	14,250,399	15,615,927	$ 15,203,283
Commodity contracts	(18,853)	(12,700)
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,668,567	861,656
Short-term investments	100,000	100,000
Foreign exchange and commodity contracts	909	2,228
Total assets	1,769,476	963,884
Commodity contracts	(18,853)	(12,700)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,668,567	861,656
Short-term investments	100,000	100,000
Total assets	1,768,567	961,656
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign exchange and commodity contracts	909	2,228
Total assets	909	2,228
Commodity contracts	$ (18,853)	$ (12,700)